Material accounting policies (Details 2)	12 Months Ended
Dec. 31, 2025
F V T P L [Member]
IfrsStatementLineItems [Line Items]
Equity investments	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial Assets At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Equity investments	These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
F V O C I [Member]
IfrsStatementLineItems [Line Items]
Equity investments	These assets are subsequently measured at fair value. Interest income calculated under the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
F V O C I 1 [Member]
IfrsStatementLineItems [Line Items]
Equity investments	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.